Investments - Schedule of Investments Accounted as Sales-Type Leases and as Direct Financing Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments [Abstract]
Minimum lease payments receivable	$ 2,282,291	$ 1,580,222
Estimated residual value of leased assets	12,661	9,229
Unearned income	(1,480,611)	(1,032,572)
Net investment	$ 814,341	$ 556,879